STOCKHOLDERS' EQUITY (Tables)	3 Months Ended
Sep. 30, 2015
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
	Three months ended September 30, 2015 (Unaudited)
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value Price
Options outstanding at beginning of period	1,836,900	$3.72
Options exercised	(25,000)	$0.62
Options outstanding at end of the period	1,811,900	$3.77	1.88	$451
Options exercisable at the end of the period	1,811,900	$3.77	1.88	$451
Options vested	1,811,900	$3.77	1.88	$451

Schedule of Stock Option and Warrant Activity
	Three months ended September 30, 2015 (Unaudited)
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value Price
Options and warrants outstanding at end of the period	228,000	$5.73	2.61	$147

Options and warrants exercisable at the end of the period	227,250	$5.75	2.59	$145

Options and warrants vested and expected to vest	228,000	$5.73	2.61	$147

Options and warrants [Member]
Stockholders Equity Note [Line Items]
Schedule of Stock-based Compensation Expenses
	Three months ended September 30,
	2015	2014
	(Unaudited)
Research and development expenses	$-	$1
General and administrative expenses	1	-
	$1	$1

Restricted stock units [Member]
Stockholders Equity Note [Line Items]
Schedule of Unvested Restricted Stock Units
Number
Unvested at the beginning of period	1,732,383
Granted	14,270
Forfeited	(16,549)
Vested	(382,338)
Unvested at the end of the period	1,347,766
Expected to vest after September 30, 2015	1,302,601

Schedule of Stock-based Compensation Expenses
	Three months ended September 30,
	2015	2014
	(Unaudited)
Research and development expenses	$320	$333
General and administrative expenses	574	702
	$894	$1,035

Consultant restricted stock units [Member]
Stockholders Equity Note [Line Items]
Schedule of Unvested Restricted Stock Units
Number
Unvested at the beginning of period	28,385
Vested	(19,010)
Unvested at the end of the period	9,375

Schedule of Stock-based Compensation Expenses
	Three months ended September 30,
	2015	2014
	(Unaudited)
Research and development expenses	$10	$20
General and administrative expenses	3	4
	$13	$24